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The Gabelli Growth Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.5%
TECHNOLOGY - SOFTWARE  — 19.1%
32,900 Adobe Inc.† .............................................. $ 9,054,080
10,000 Autodesk Inc.† ......................................... 1,868,000
57,000 CrowdStrike Holdings Inc., Cl. A† ............. 9,394,170
394,300 Microsoft Corp. ........................................ 91,832,470
27,000 ServiceNow Inc.† ..................................... 10,195,470
174,500 ZoomInfo Technologies Inc.† .................... 7,269,670
27,900 Zscaler Inc.† ............................................ 4,585,923
134,199,783
TECHNOLOGY - HARDWARE AND EQUIPMENT  — 17.5%
103,100 American Tower Corp., REIT ..................... 22,135,570
683,100 Apple Inc. ................................................ 94,404,420
15,600 ASML Holding NV, CDI ............................. 6,479,460
123,019,450
CONSUMER DISCRETIONARY  — 15.1%
452,000 Amazon.com Inc.† ................................... 51,076,000
38,000 Costco Wholesale Corp. ............................ 17,946,260
47,400 Netflix Inc.† .............................................. 11,159,856
64,000 NIKE Inc., Cl. B ......................................... 5,319,680
47,100 Take-Two Interactive Software Inc.† .......... 5,133,900
45,300 The Estee Lauder Companies Inc., Cl. A ..... 9,780,270
64,000 The Walt Disney Co.† ............................... 6,037,120
106,453,086
HEALTH CARE  — 14.8%
69,400 Danaher Corp. .......................................... 17,925,326
241,800 Edwards Lifesciences Corp.† .................... 19,979,934
57,900 Intuitive Surgical Inc.† .............................. 10,852,776
31,300 Thermo Fisher Scientific Inc. ..................... 15,875,047
57,900 UnitedHealth Group Inc. ........................... 29,241,816
70,800 Zoetis Inc. ................................................ 10,498,932
104,373,831
INDUSTRIALS  — 14.5%
57,200 Mastercard Inc., Cl. A ............................... 16,264,248
317,000 NextEra Energy Inc. .................................. 24,855,970
141,700 PayPal Holdings Inc.† ............................... 12,196,119
77,500 Tesla Inc.† ................................................ 20,556,875
52,300 The Sherwin-Williams Co. ......................... 10,708,425
99,100 Visa Inc., Cl. A .......................................... 17,605,115
102,186,752
TECHNOLOGY - COMPUTER SERVICES  — 11.1%
342,000 Alphabet Inc., Cl. A† ................................. 32,712,300
218,900 Alphabet Inc., Cl. C† ................................. 21,047,235
129,500 Cloudflare Inc., Cl. A† ............................... 7,162,645
73,000 Meta Platforms Inc., Cl. A† ....................... 9,904,640
43,670 Snowflake Inc., Cl. A† ............................... 7,422,153
78,248,973
TECHNOLOGY - SEMICONDUCTORS  — 4.6%
152,500 Lattice Semiconductor Corp.† ................... 7,504,525
173,000 Marvell Technology Inc. ............................ 7,423,430
Shares
Market
Value
142,800 NVIDIA Corp. ........................................... $ 17,334,492
32,262,447
FINANCIALS  — 2.8%
10,400 BlackRock Inc. ......................................... 5,722,912
113,000 Block Inc.† ............................................... 6,213,870
17,600 MSCI Inc. ................................................. 7,423,504
19,360,286
TOTAL COMMON STOCKS .................. 700,104,608
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.5%
$ 3,301,000 U.S. Treasury Bill,
3.037%††, 12/15/22 ............................. 3,282,296
TOTAL INVESTMENTS — 100.0%
(Cost $405,953,498) ............................. $ 703,386,904
† Non-income producing security.
†† Represents annualized yield at date of purchase.
CDI CHESS (Australia) Depository Interest
REIT Real Estate Investment Trust